DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 97.13%	Shares	Fair Value

Consumer Discretionary — 14.16%
Cooper Tire & Rubber Co.	92,284	$3,737,503
Hamilton Beach Brands Holding Co., Class A	85,380	1,495,003
Hooker Furniture Corp.	30,598	986,786
Johnson Outdoors, Inc., Class A	18,302	2,061,354
KAR Auction Services, Inc.	75,343	1,402,133
Malibu Boats, Inc., Class A(a)	17,973	1,122,234
Methode Electronics, Inc.	49,054	1,877,787
Penske Automotive Group, Inc.	18,931	1,124,312
Sally Beauty Holdings, Inc.(a)	60,957	794,879
Standard Motor Products, Inc.	69,131	2,797,040
TRI Pointe Group, Inc.(a)	225,582	3,891,290
		21,290,321
Consumer Staples — 6.82%
Alico, Inc.	26,258	814,523
Cal-Maine Foods, Inc.(a)	40,967	1,537,902
Fresh Del Monte Produce, Inc.	57,747	1,389,970
Hostess Brands, Inc.(a)	83,524	1,222,791
John B. Sanfilippo & Son, Inc.	19,438	1,532,881
Mission Produce, Inc.(a)	78,513	1,181,621
Sanderson Farms, Inc.	6,030	797,166
Weis Markets, Inc.	37,246	1,780,731
		10,257,585
Energy — 3.57%
Bonanza Creek Energy, Inc.(a)	202,607	3,916,393
Brigham Minerals, Inc.	68,123	748,672
Magnolia Oil & Gas Corporation(a)	99,621	703,324
		5,368,389
Financials — 34.11%
American Equity Investment Life Holding Co.	67,562	1,868,765
American National Group, Inc.	42,228	4,058,955
Associated Banc-Corp.	223,118	3,804,163
Bryn Mawr Bank Corp.	110,041	3,366,704
Cathay General Bancorp	122,397	3,939,960
Diamond Hill Investment Group, Inc.	20,053	2,993,311
Employers Holdings, Inc.	64,069	2,062,381
F.N.B. Corp.	236,744	2,249,068
First Financial Bancorp	116,502	2,042,280
Nelnet, Inc., Class A	9,401	669,727
Northwest Bancshares, Inc.	84,402	1,075,281
Radian Group, Inc.	36,998	749,210
Safety Insurance Group, Inc.	30,386	2,367,069
Stewart Information Services Corp.	59,958	2,899,569
StoneX Group, Inc.(a)	67,017	3,880,284
UMB Financial Corp.	44,345	3,059,362
Washington Federal, Inc.	76,066	1,957,939
Washington Trust Bancorp, Inc.	83,830	3,755,584
Waterstone Financial, Inc.	122,498	2,305,412
Wintrust Financial Corp.	35,949	2,196,124
		51,301,148

Health Care — 2.90%
Magellan Health, Inc.(a)	9,233	764,862
National Healthcare Corp.	31,865	2,116,155
Prestige Consumer Healthcare, Inc.(a)	42,359	1,477,058
		4,358,075
Industrials — 14.47%
ArcBest Corp.	39,515	1,686,105
Argan, Inc.	77,676	3,455,805
AZZ, Inc.	47,340	2,245,809
Cactus, Inc., Class A	28,241	736,243
DHT Holdings, Inc.	335,216	1,753,180
Diamond S Shipping, Inc.(a)	128,454	855,504
Hackett Group, Inc.	43,606	627,490
Heartland Express, Inc.	122,818	2,223,005
MYR Group, Inc.(a)	12,665	761,167
Powell Industries, Inc.	85,729	2,528,148
Textainer Group Holdings Ltd.(a)	104,008	1,994,873
Titan Machinery, Inc.(a)	64,530	1,261,562
Valmont Industries, Inc.	9,334	1,632,797
		21,761,688
Materials — 7.63%
Apogee Enterprises, Inc.	57,632	1,825,782
Commercial Metals Co.	194,500	3,995,029
Encore Wire Corporation	32,050	1,941,268
Kaiser Aluminum Corp.	8,013	792,486
Pactiv Evergreen, Inc.(a)	119,275	2,163,649
Valvoline, Inc.	32,641	755,313
		11,473,527
Real Estate — 2.24%
Equity Commonwealth	72,029	1,964,952
Getty Realty Corp.	50,849	1,400,381
		3,365,333
Technology — 5.16%
CSG Systems International, Inc.	29,162	1,314,331
Insight Enterprises, Inc.(a)	29,693	2,259,340
j2 Global, Inc.(a)	7,637	746,059
Plexus Corp.(a)	29,384	2,298,123
Vishay Intertechnology, Inc.	54,900	1,136,979
		7,754,832
Utilities — 6.07%
Avista Corp.	56,365	2,262,491
NorthWestern Corp.	43,021	2,508,555
Southwest Gas Corp.	40,675	2,471,006
Spire, Inc.	29,394	1,882,392
		9,124,444
Total Common Stocks (Cost $127,268,454)		146,055,342

MONEY MARKET FUNDS - 2.76%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	4,154,310	4,154,310

Total Money Market Funds (Cost $4,154,310)		4,154,310

Total Investments — 99.89% (Cost $131,422,764)		150,209,652

Other Assets in Excess of Liabilities — 0.11%	163,846

NET ASSETS — 100.00%	$150,373,498

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2020.

As of December 31, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$21,137,080
Gross unrealized depreciation	(26,731,593
Net unrealized appreciation/(depreciation) on investments	$(5,594,513
Tax cost of investments	$155,804,165

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 97.12%	Shares	Fair Value

Communications — 1.70%
Omnicom Group, Inc.	19,649	$1,225,508

Consumer Discretionary — 9.60%
Aptiv PLC	10,075	1,312,672
Genuine Parts Co.	11,529	1,157,856
Leggett & Platt, Inc.	25,363	1,123,581
Masco Corp.	20,150	1,106,840
Polaris, Inc.	11,028	1,050,748
Ulta Beauty, Inc.(a)	4,010	1,151,512
		6,903,209
Consumer Staples — 4.71%
Conagra Brands, Inc.	31,529	1,143,242
Sysco Corp.	14,687	1,090,657
Tyson Foods, Inc., Class A	17,945	1,156,375
		3,390,274
Energy — 3.29%
Baker Hughes Co.	45,464	947,924
Pioneer Natural Resources Co.	12,431	1,415,767
		2,363,691
Financials — 18.12%
Ameriprise Financial, Inc.	6,617	1,285,882
Assurant, Inc.	8,371	1,140,298
Fifth Third Bancorp	40,451	1,115,234
Globe Life, Inc.	15,138	1,437,503
Raymond James Financial, Inc.	12,782	1,222,854
Regions Financial Corp.	85,263	1,374,440
Reinsurance Group of America, Inc.	8,822	1,022,470
Synchrony Financial	32,732	1,136,128
UMB Financial Corp.	17,093	1,179,246
W.R. Berkley Corporation	15,589	1,035,421
Willis Towers Watson PLC	5,113	1,077,207
		13,026,683
Health Care — 7.26%
AmerisourceBergen Corp.	9,323	911,416
Encompass Health Corp.	13,083	1,081,833
Hill-Rom Holdings, Inc.	11,078	1,085,312
Quest Diagnostics, Inc.	9,373	1,116,981
Zimmer Biomet Holdings, Inc.	6,667	1,027,318
		5,222,860
Industrials — 22.31%
Allison Transmission Holdings, Inc.	23,860	1,029,082
Curtiss-Wright Corp.	9,424	1,096,482
Delta Air Lines, Inc.	17,995	723,579
Dover Corp.	8,772	1,107,465
frontdoor, Inc.(a)	20,902	1,049,489
Hubbell, Inc.	7,970	1,249,616
ITT, Inc.	18,095	1,393,677
Kansas City Southern	5,564	1,135,779

Littelfuse, Inc.	5,213	1,327,543
MSC Industrial Direct Co., Inc., Class A	13,283	1,120,952
nVent Electric PLC	46,416	1,081,029
Pentair PLC	25,614	1,359,847
Republic Services, Inc.	12,130	1,168,119
Stanley Black & Decker, Inc.	6,717	1,199,388
		16,042,047
Materials — 8.39%
Avery Dennison Corp.	7,920	1,228,471
Avient Corp.	34,436	1,387,082
Eagle Materials, Inc.	12,130	1,229,376
FMC Corp.	10,326	1,186,767
Steel Dynamics, Inc.	27,168	1,001,684
		6,033,380
Real Estate — 6.46%
CBRE Group, Inc., Class A(a)	17,544	1,100,360
Essex Property Trust, Inc.	5,113	1,213,928
Healthcare Trust of America, Inc., Class A	41,805	1,151,310
STAG Industrial, Inc.	37,795	1,183,739
		4,649,337
Technology — 8.94%
Arrow Electronics, Inc.(a)	15,589	1,516,810
Broadridge Financial Solutions, Inc.	7,368	1,128,777
KLA Corp.	5,865	1,518,507
Science Applications International Corp.	11,679	1,105,301
Western Digital Corp.(a)	21,003	1,163,356
		6,432,751
Utilities — 6.34%
Ameren Corp.	13,534	1,056,464
Atmos Energy Corp.	11,363	1,084,371
CMS Energy Corp.	19,850	1,211,049
Pinnacle West Capital Corp.	15,138	1,210,283
		4,562,167
Total Common Stocks (Cost $56,940,203)		69,851,907

MONEY MARKET FUNDS - 2.78%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	2,002,060	2,002,060

Total Money Market Funds (Cost $2,002,060)		2,002,060

Total Investments — 99.90% (Cost $58,942,263)		71,853,967

Other Assets in Excess of Liabilities — 0.10%		70,615

NET ASSETS — 100.00%		$71,924,582

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2020.

As of December 31, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$12,898,778
Gross unrealized depreciation	(33,207
Net unrealized appreciation/(depreciation) on investments	$12,865,571
Tax cost of investments	$58,988,396

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2020

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid

Dean Funds

Related Notes to the Schedule of Investments - continued

December 31, 2020

(Unaudited)

price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Dean Investment Associates, LLC (“Adviser”) and/or Dean Capital Management, LLC (“Sub-Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser and/or Sub-Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser and/or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser and/or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at December 31, 2020 in valuing the Funds’ investments:

Valuation Inputs
	Level 1	Level 2	Level 3	Total
Small Cap Fund
Assets
Common Stocks(a)	$ 146,055,342	$ -	$ -	$ 146,055,342
Money Market Funds	4,154,310	-	-	4,154,310
Total	$ 150,209,652	$ -	$ -	$ 150,209,652

Mid Cap Fund
Assets
Common Stocks(a)	$ 69,851,907	$ -	$ -	$ 69,851,907
Money Market Funds	2,002,060	-	-	2,002,060
Total	$ 71,853,967	$ -	$ -	$ 71,853,967

(a)	Refer to the schedule of investments for sector classifications

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.